Composition of GACN (Details)	Dec. 31, 2018 item
Disclosure of transactions between related parties [line items]
Number of subsidiaries	24
Airports
Disclosure of transactions between related parties [line items]
Number of subsidiaries	13
Hotels
Disclosure of transactions between related parties [line items]
Number of subsidiaries	2
Services
Disclosure of transactions between related parties [line items]
Number of subsidiaries	9